Schedule of property and equipment, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Subtotal	$ 193,394	$ 189,593
Less: accumulated depreciation	(181,794)	(166,727)
Total property and equipment, net	11,600	22,866
Furniture and Fixtures [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	173,048	169,247
Office Equipment [Member]
Property, Plant, and Equipment [Line Items]
Subtotal	$ 20,346	$ 20,346